Organization and Description of Business - 10Q	9 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business	Organization and Description of Business
Neurogene Inc. (formerly known as Neoleukin Therapeutics, Inc.) (the “Company” or “Neurogene”) is a clinical-stage biotechnology company that is a result of the reverse merger discussed below. The operating entity of Neurogene Inc. is the wholly owned subsidiary incorporated in the state of Nevada and also named Neurogene Inc. (“Neurogene OpCo”). Neurogene OpCo was incorporated as a limited liability company in Delaware on January 26, 2018 and converted into a Delaware corporation on July 3, 2018, and then merged with a wholly owned subsidiary of the parent company and re-domiciled to Nevada on December 18, 2023 in connection with the reverse merger described below. Both Neurogene and Neurogene OpCo have a principal place of business in New York, NY. Neurogene was formed to harness the power of gene therapy, combined with its EXACTTM transgene regulation technology, to turn today’s complex devastating neurological diseases into treatable conditions. The Company’s first clinical-stage program to utilize the EXACT technology is NGN-401, which is in an ongoing Phase 1/2 clinical trial for the treatment of Rett syndrome. Since beginning operations, the Company has devoted substantially all its efforts to research and development, recruiting management and technical staff, administration, and raising capital.
Reverse Merger and Pre-Closing Financing
On July 18, 2023, Neoleukin Therapeutics, Inc. entered into an Agreement and Plan of Merger (the “Merger Agreement”) with its wholly owned subsidiary (“Merger Sub”) and Neurogene OpCo. Pursuant to the terms of the Merger Agreement, upon closing on December 18, 2023 (the “Closing”), Merger Sub merged with and into Neurogene OpCo, with Neurogene OpCo continuing as a wholly owned subsidiary of the Company and the surviving corporation of the merger (referred to herein as the “reverse merger”).
At the time of Closing (or immediately prior to, where indicated), the following also occurred:
•The Company changed its name from “Neoleukin Therapeutics, Inc.” to “Neurogene Inc.” and is referred to herein as the “Company.” Unless the context otherwise requires, references to “Neoleukin Therapeutics, Inc.” or “Neoleukin” refer to the Company prior to Closing.
•Immediately prior to Closing, Neoleukin effected a 1-for-4 reverse stock split (the “Reverse Stock Split”). Unless noted otherwise, all references herein to share and per share amounts reflect the Reverse Stock Split.
•All of the then outstanding shares of Neurogene OpCo Class A common stock were converted into 3,240,888 shares of the Company’s common stock, based on an exchange ratio of approximately 0.0756 (the “Exchange Ratio”).
•All of the then outstanding shares of Neurogene OpCo preferred stock were converted into 7,231,747 shares of the Company’s common stock and 1,825,635 pre-funded warrants, based on the Exchange Ratio.
•Each then outstanding Neurogene OpCo stock option was exchanged for an equivalent stock option of the Company, adjusted to reflect the Exchange Ratio as necessary.
•Each then outstanding Neurogene OpCo pre-funded warrant to purchase shares of Neurogene OpCo common stock was converted into a pre-funded warrant to purchase shares of the Company’s common stock, adjusted to reflect the Exchange Ratio as necessary. Refer to the discussion below for further detail on Neurogene OpCo pre-funded warrants.
Concurrently with the execution and delivery of the Merger Agreement, and in order to provide Neurogene OpCo with additional capital for its development programs, Neurogene OpCo entered into a subscription agreement (the “Subscription Agreement”) with certain investors. Pursuant to the terms of the Subscription Agreement, immediately prior to the Closing, Neurogene OpCo issued and sold to the investors: (i) 2,792,206 shares of Neurogene OpCo common stock and (ii) 1,811,739 pre-funded warrants, exercisable for 1,811,739 shares of
Neurogene OpCo common stock, at a purchase price of approximately $20.63 per share or $20.63 per warrant, for an aggregate purchase price of approximately $95.0 million (the “Pre-Closing Financing”).